Non-Current Liabilities - US Warrant Liability - Schedule of US Warrant Non-Current Liabilities (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 AUD ($)
Disclosure of detailed information about warrant liability [line items]
Changes in fair value of US investor warrants	$ (591,070)	$ 8,663,013		$ (2,214,813)
Warrants exercised | shares		3,427,211
Exercise price of warrants | $ / shares			$ 2.49
Immutep received cash payment		$ 11,300,000	$ 8.5
Warrants remain unexercised at the reporting date | shares		206,507
Warrants, expiration period	Jan. 05, 2023
July Two Thousand Seventeen Issued Warrants [member]
Disclosure of detailed information about warrant liability [line items]
Warrants fair value, Beginning balance	$ 722,966	$ 949,600
Exercising of warrants		(8,889,647)
Changes in fair value of US investor warrants	(591,070)	8,663,013
Warrants fair value, Ending balance	131,896	$ 722,966		$ 949,600
July Two Thousand Seventeen Exercise Of Warrants [member]
Disclosure of detailed information about warrant liability [line items]
Exercising of warrants	$ 0